COMMITMENTS - LEASE ABANDONMENT (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Operating leases rental income or expense
Rent expense and related charges for common area maintenance for all facility operating leases	$ 3,624,000	$ 3,215,000	$ 2,842,000